Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share of Common Stock (Parentheticals) - Basic and diluted net income (loss) per common share [Member] - $ / shares
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class A Redeemable Common Stock [Member]
Schedule of Basic and Diluted Net Income Per Share of Common Stock [Abstract]
Diluted weighted average shares outstanding	7,754,886	9,846,164
Diluted net income (loss) per share	$ (1.74)
Class A and Class B Non-Redeemable Common Stock [Member]
Schedule of Basic and Diluted Net Income Per Share of Common Stock [Abstract]
Diluted weighted average shares outstanding	3,211,000	3,185,962
Diluted net income (loss) per share	$ (1.74)